BORROWINGS (Schedule of Bank Borrowings which were Secured/Guaranteed) (Parenthetical) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Guaranteed by Hanwha Chemical and Company’s plant and machinery with net book value of $58.1 million [Member] | Plant and machinery [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 58.1
Guaranteed by the Company’s buildings, plant and machinery and land use rights with net book value of $78.9 million, $104.0 million and $28.5 million, respectively the Company and other subsidiaries of the Group [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	78.9
Guaranteed by the Company’s buildings, plant and machinery and land use rights with net book value of $78.9 million, $104.0 million and $28.5 million, respectively the Company and other subsidiaries of the Group [Member] | Plant and machinery [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	104.0
Guaranteed by the Company’s buildings, plant and machinery and land use rights with net book value of $78.9 million, $104.0 million and $28.5 million, respectively the Company and other subsidiaries of the Group [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	28.5
Guaranteed by Hanwha Chemical and Company’s the Group’s buildings, plant and machinery and other assets with net book value of $52.8 million, $177.2 million and $330.2 million, respectively [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	52.8
Guaranteed by Hanwha Chemical and Company’s the Group’s buildings, plant and machinery and other assets with net book value of $52.8 million, $177.2 million and $330.2 million, respectively [Member] | Plant and machinery [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	177.2
Guaranteed by Hanwha Chemical and Company’s the Group’s buildings, plant and machinery and other assets with net book value of $52.8 million, $177.2 million and $330.2 million, respectively [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 330.2